Fair Value (Details) - Fair Value, Measurements, Nonrecurring [Member] $ in Thousands	Jun. 30, 2015 USD ($)
Estimated Fair Value
Impaired loans	$ 108
Carrying Amount
Impaired loans	108
Fair Value, Inputs, Level 1 [Member]
Impaired loans	0
Fair Value, Inputs, Level 2 [Member]
Impaired loans	0
Fair Value, Inputs, Level 3 [Member]
Impaired loans	$ 108